Geographic Information	9 Months Ended
Sep. 30, 2013
Text Block [Abstract]
Geographic Information

NOTE 12 — GEOGRAPHIC INFORMATION

Net sales by region were as follows (in millions):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
United States	$205.5	$214.1	$621.4	$635.2
Mexico	11.5	5.3	26.3	17.4
Canada	9.0	8.2	24.6	24.6
United Kingdom	4.0	3.8	12.0	10.0
France	3.2	2.2	10.4	9.3
Germany	3.1	2.4	8.0	6.9
China	3.0	2.3	7.5	5.4
Spain	2.5	1.1	5.8	3.5
Other	10.3	10.4	34.3	33.7

	$252.1	$249.8	$750.3	$746.0

Net long-lived assets by country were as follows (in millions):

	September 30, 2013	December 31, 2012
United States	$797.7	$812.7
China	45.6	45.1
Spain	20.3	20.5
Mexico	8.1	10.8
Other	0.9	1.0

	$872.6	$890.1